7. Inventories, net (Tables)	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Schedule of inventories
	December 31,	December 31,
	2020	2019
Finished goods	$13,921	$12,216
Goods in transit	1,045	1,326
Work in process	1,327	–
Raw materials	967	239
Total inventories, net	$17,260	$13,781